Commitments and contingencies	12 Months Ended
Mar. 31, 2018
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Commitments and contingencies
33.	Commitments and contingencies

In the ordinary course of business, the Company faces claims and assertions by various parties. The Company assesses such claims and assertions and monitors the legal environment on an ongoing basis, with the assistance of external legal counsel, wherever necessary. The Company records a liability for any claims where a potential loss is probable and capable of being estimated and discloses such matters in its financial statements, if material. For potential losses that are considered possible, but not probable, the Company provides disclosure in the financial statements but does not record a liability in its accounts unless the loss becomes probable.

The following is a description of claims and assertions where a potential loss is possible, but not probable. The Company believes that none of the contingencies described below would have a material adverse effect on the Company’s financial condition, results of operations or cash flows.

Litigation

The Company is involved in legal proceedings, both as plaintiff and as defendant. There are claims which the Company does not believe to be of material nature, other than those described below.

Income Tax

The Company has ongoing disputes with income tax authorities relating to tax treatment of certain items. These mainly include disallowed expenses, the tax treatment of certain expenses claimed by the Company as deductions and the computation of, or eligibility of, the Company’s use of certain tax incentives or allowances.

Most of these disputes and/or disallowances, being repetitive in nature, have been raised by the income tax authorities consistently in most of the years.

The Company has a right of appeal to the Commissioner of Income Tax (Appeals), or CIT (A), the Dispute Resolution Panel, or DRP, and to the Income Tax Appellate Tribunal, or ITAT, against adverse decisions by the assessing officer, DRP or CIT (A), as applicable. The income tax authorities have similar rights of appeal to the ITAT against adverse decisions by the CIT (A) or DRP. The Company has a further right of appeal to the Bombay High Court or the Supreme Court against adverse decisions by the appellate authorities for matters involving substantial question of law. The income tax authorities have similar rights of appeal.

As at March 31, 2018, there are matters and/or disputes pending in appeal amounting to Rs.3,031 million, which includes Rs. 22 million in respect of equity accounted investees (Rs.949 million, which includes Rs.22 million in respect of equity accounted investees as at March 31, 2017).

Customs, Excise Duty and Service Tax

As at March 31, 2018, there are pending litigations for various matters relating to customs, excise duty and service taxes involving demands, including interest and penalties, of Rs. 16,717 million, which includes Rs. 50 million in respect of equity accounted investees (Rs.14,851 million, which includes Rs.60 million in respect of equity accounted investees, as at March 31, 2017). These demands challenged the basis of valuation of the Company’s products and denied the Company’s claims of Central Value Added Tax, or CENVAT, credit on inputs. The details of the demands for more than Rs.200 million are as follows:

The Excise Authorities have raised a demand for Rs. 907 million as at March 31, 2018 (Rs. 907 million as at March 31, 2017), on account of alleged undervaluation of ex-factory discounts given by Company on passenger vehicles through invoices. The matter is being contested by the Company before the Bombay High Court.

As at March 31, 2018, the Excise Authorities have raised a demand and penalty of Rs. 2,399 million, (Rs. 2,399 million as at March 31, 2017), due to the classification of certain chassis (as dumpers instead of goods transport vehicles) which were sent to automotive body builders by the Company, which the Excise Authorities claim requires the payment of the National Calamity Contingent Duty, or NCCD. The Company has obtained a technical expert certificate on the classification. The appeal is pending before the Custom Excise & Service Tax Appellate Tribunal.

The Excise Authorities had denied the Company’s claim of a CENVAT credit of Rs. 360 million (Rs. 250 million as at March 31, 2017) claimed by the Company from Fiscal 1992 to Fiscal 2013, on technical grounds. The matter is being contested by the Company before the appellate authorities.

As at March 31, 2018, the Excise Authorities had levied penalties and interest amounting to Rs. 6,799 million (Rs. 6,799 million as at March 31, 2017) with respect to CENVAT credit claimed by the Company from March 2010 to November 2012, on inputs, stating that vehicles manufactured at Uttarakhand plant are “Exempted Products” and the Company may not claim a CENVAT credit on these vehicles. The Company has challenged this demand as NCCD and the automobile cess is assessed on those vehicles, which are “duties of excise”. Therefore, the Company asserts that these vehicles are not “Exempted Products”. The matter is being contested by the Company before the appellate authorities.

As at March 31, 2018, the Excise Authorities have raised a demand amounting to Rs. 295 million (Rs. 295 million as at March 31, 2017) on pre-delivery inspection charges and free after-sales service charges incurred by dealers on Company’s products on the alleged grounds that the pre-delivery inspection charges and free after-sales services are provided by the dealer on behalf of the Company and should be included in excisable value of the vehicle. The case is pending before Tribunal.

As at March 31, 2018, the Service Tax Authorities has raised Service Tax demand of Rs. 549 million, (Rs. Nil as at March 31, 2017) wherein department alleged that the fee charged for securitization contract by one of our subsidiary, TMFL are not adequate. The matter is being contested by TMFL before the appellate authorities.

As at March 31, 2018, the Exicse Authorities have confirmed demand & penalty totalling to Rs. 909 million (Rs. Nil as at March 31, 2017) towards vehicles allegedly sold below cost of production with an intention to penetrate the market. The matter is being contested by the Company before the appellate authorities.

As at March 31, 2018, the Exicse Authorities have filed Appeal before appellate authority against the Order of adjudicating authority allowing Cenvat credit of service tax of Rs. 362 million (Rs. 362 million as at March 31, 2017) availed on consulting engineers services.

Sales Tax

The total sales tax demands (including interest and penalty), that are being contested by the Company amount to Rs. 10,962 million, which includes Rs. 109 million in respect of equity accounted investees as at March 31, 2018 (Rs.10,521 million, which includes Rs.115 million in respect of equity accounted investees, as at March 31, 2017). The details of the demands for more than Rs.200 million are as follows:

The Sales Tax Authorities have raised demand of Rs. 2,694 million(Rs. 1,995 million as at March 31, 2017) towards rejection of certain statutory forms for concessional lower/nil tax rate (Form F and Form C) on technical grounds such as late submission, single form issued against different months / quarters dispatches / sales, etc. and denial of exemption from tax in absence of proof of export for certain year. The Company has contended that the benefit cannot be denied on technicalities, which are being complied with. The matter is pending at various levels.

The Sales Tax authorities have denied input tax credit and levied interest and penalty thereon due to varied reasons aggregating to Rs. 4,360 million as at March 31, 2018 (Rs. 3,074 million as at March 31, 2017). The reasons for disallowing credit was mainly due to Taxes not paid by Vendors, incorrect method of calculation of set off as per the department, alleging suppression of sales as per the department etc. The matter is contested in appeal.

As at March 31, 2018, Sales Tax demand aggregating Rs. 958 million has been raised by Sales Tax Authorities for non submission of Maharashtra Trial Balance. This is relating to VAT assessment for the Financial year 2010-2013. The matter is contested in appeal.

The Sales Tax Authorities have raised demand for Entry Tax liability at various states amouting to Rs. 239 million. The Company is contesting this issue.

Other Taxes and Dues

Other amounts for which the Company may contingently be liable aggregate to Rs. 3,670 million, which includes Rs. 18 million in respect of equity accounted investees as at March 31, 2018 (Rs.3,000 million, which includes Rs.18 million in respect of equity accounted investees, as at March 31, 2017). Following are the cases involving more than Rs.200 million:

The municipal authorities in certain states levy octroi duty (a local indirect tax) on goods brought inside the municipal limits at rates based on the classification of goods. Demands aggregating Rs.617 million as at March 31, 2018 (Rs.617 million as at March 31, 2017) had been raised demanding higher octroi duties on account of classification disputes relating to components purchased for the manufacture of vehicles and retrospective increase in octroi rates relating to past periods. The dispute relating to classification is presently pending before the Bombay High Court and the other dispute is pending before the Supreme Court.

As at March 31, 2018, property tax amounting to Rs. 568 million (Rs.537 million as at March 31, 2017) has been demanded by the local municipal authorities in respect of vacant land of the Company in the plants in Pimpri, Chinchwad and Chikhali. The Company has filed Special Leave Petition (SLP) before the Supreme Court against an unfavorable decision of the Bombay High Court. The Supreme Court has disposed of the SLP and remanded the matter back to the local municipal corporation for fresh adjudication.

As at March 31, 2018, Sales tax / VAT amounting to Rs. 305 million (Rs. 300 million as at March 31, 2017) has been demanded on local authorities on dealers in respect of spare parts used for carrying out warranty repairs. The dispute is pending before the Supreme Court of India.

Other claims

There are other claims against the Company, the majority of which pertain to government body investigations with regards to regulatory compliances, motor accident claims, product liability claims and consumer complaints. Some of the cases also relate to the replacement of parts of vehicles and/or the compensation for deficiencies in the services by the Company or its dealers.

Commitments

The Company has entered into various contracts with vendors and contractors for the acquisition of plant and machinery, equipment and various civil contracts of a capital nature amounting to Rs. 100,187 million, which includes Rs. 127 million in respect of equity accounted investees as at March 31, 2018 (Rs.196,109 million, which includes Rs.14,038 million in respect of equity accounted investees, as at March 31, 2017), which are yet to be executed.

The Company has entered into various contracts with vendors and contractors for the acquisition of intangible assets of a capital nature amounting to Rs.5,814 million as at March 31, 2018, (Rs.6,402 million as at March 31, 2017), which are yet to be executed.

Under the joint venture agreement with Chery Jaguar Land Rover Automotive Co. Limited, the Company is committed to contribute Rs. 36,221 million as at March 31, 2018 (Rs.32,956 million as at March 31, 2017) towards its share in the capital of the joint venture of which Rs. 29,753 million (Rs.27,071 million as at March 31, 2017) has been contributed as at March 31, 2018. As at March 31, 2018, the Company has an outstanding commitment of Rs. 6,468 million (Rs.5,885 million as at March 31, 2017).